Business Acquisitions - Summary of Assets Acquired and Liabilities Assumed - Drum Acquisition (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Aug. 27, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 1,781,332	$ 1,781,332		$ 345,184	$ 343,023
Drum
Business Acquisition [Line Items]
Cash and cash equivalents	1,900	1,900	$ 1,900
Accounts receivable	60,500	60,500	69,100
Measurement Period Adjustments, Accounts receivable		(8,600)
Contract assets	47,500	47,500	40,100
Measurement Period Adjustments, Contract assets		7,400
Income taxes receivable, net	700	700	700
Right of use assets under operating leases	1,500	1,500	1,500
Prepaid and other current assets	5,200	5,200	5,200
Property and equipment	119,300	119,300	118,100
Measurement Period Adjustments, Property and equipment		1,200
Intangible assets	303,500	303,500	335,000
Measurement Period Adjustments, Intangible assets		(31,500)
Goodwill	449,500	449,500	446,800
Measurement Period Adjustments, Goodwill		2,700
Total assets acquired	989,600	989,600	1,018,400
Measurement Period Adjustments, Total assets acquired		(28,800)
Trade and other payables	46,200	46,200	46,200
Finance lease obligations	28,700	28,700	27,500
Measurement Period Adjustments, Finance lease obligations		1,200
Contract liabilities	12,700	12,700	12,700
Operating lease obligations	1,500	1,500	1,500
Other liabilities	5,000	5,000	5,300
Measurement Period Adjustments, Other liabilities		(300)
Deferred tax liabilities	71,400	71,400	94,800
Measurement Period Adjustments, Deferred tax liabilities		(23,400)
Total liabilities assumed and noncontrolling interest	165,500	165,500	188,000
Measurement Period Adjustments, Total liabilities assumed and noncontrolling interest		(22,500)
Net assets acquired	824,100	824,100	$ 830,400
Measurement Period Adjustments	$ (6,300)	$ (6,300)